Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Changes in Shareholders' Deficit (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement Of Stockholders Equity [Abstract]
Stock issuance costs	¥ 80,128	¥ 80,128	¥ 80,128